Business Combination (Schedule Of NCR Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member]	Dec. 31, 2012 Preliminary [Member]	Jun. 22, 2012 Preliminary [Member] Asset Acquisition [Member]
Business Acquisition [Line Items]
Content library				$ 4,330		$ 4,330
Prepaid expenses				240		240
Deferred income taxes				1,500		1,500
Property and equipment				23,896		9,130
Purchase accounting adjustments, Property and equipment			14,766
Intangible assets				46,960		46,960
Goodwill	295,094	295,094		27,344	309,860	42,110
Purchase accounting adjustments, Goodwill			(14,766)
Total assets acquired				104,270		104,270
Accrued liabilities				(4,270)		(4,270)
Total consideration paid in cash				$ 100,000		$ 100,000